MERGER TRANSACTION COSTS PAYABLE (Details Narrative)	1 Months Ended	12 Months Ended
	Jan. 31, 2024 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) Integer
Business Combination [Line Items]
Number of businesses acquired | Integer				3
Aggregate amount | $				$ 4,250,000
Issuance of shares		432,099
Class of warrant		1,161,195	1,161,195
Merger transaction costs | $		$ 0	$ 0
Common Stock [Member]
Business Combination [Line Items]
Issuance of shares	48,342
Warrant [Member]
Business Combination [Line Items]
Class of warrant	4,000